PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2019
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION

1    PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION

Principal activities

China Petroleum & Chemical Corporation (the “Company”) is an energy and chemical company that, through its subsidiaries (hereinafter collectively referred to as the “Group”), engages in oil and gas and chemical operations in the People’s Republic of China (the “PRC”). Oil and gas operations consist of exploring for, developing and producing crude oil and natural gas; transporting crude oil and natural gas by pipelines; refining crude oil into finished petroleum products; and marketing crude oil, natural gas and refined petroleum products. Chemical operations include the manufacture and marketing of a wide range of chemicals for industrial uses.

Organization

The Company was established in the PRC on February 25, 2000 as a joint stock limited company as part of the reorganization (the “Reorganization”) of China Petrochemical Corporation (“Sinopec Group Company”), the ultimate holding company of the Group and a ministry-level enterprise under the direct supervision of the State Council of the PRC. Prior to the incorporation of the Company, the oil and gas and chemical operations of the Group were carried on by oil administration bureaux, petrochemical and refining production enterprises and sales and marketing companies of Sinopec Group Company.

As part of the Reorganization, certain of Sinopec Group Company’s core oil and gas and chemical operations and businesses together with the related assets and liabilities were transferred to the Company. On February 25, 2000, in consideration for Sinopec Group Company transferring such oil and gas and chemical operations and businesses and the related assets and liabilities to the Company, the Company issued 68.8 billion domestic state-owned ordinary shares with a par value of RMB 1.00 each to Sinopec Group Company. The shares issued to Sinopec Group Company on February 25, 2000 represented the entire registered and issued share capital of the Company as of that date. The oil and gas and chemical operations and businesses transferred to the Company were related to (i) the exploration, development and production of crude oil and natural gas, (ii) the refining, transportation, storage and marketing of crude oil and petroleum products, and (iii) the production and sales of chemicals.

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). IFRS includes International Accounting Standards (“IAS”) and related interpretations (“IFRIC”). A summary of the significant accounting policies adopted by the Group are set out in Note 2. The accompanying financial statements were authorized for issue by the Board of Directors on March 27, 2020.

The accounting policies adopted are consistent with those of the previous financial year, except for the adoption of new and amended standards as set out below.

(a) New and amended standards and interpretations adopted by the Group

A number of new or amended standards became applicable for the current reporting period and the Group had changed its accounting policies as a result of adopting IFRS 16 Leases.

IFRS 16 Leases - Impact of adoption

The Group has adopted IFRS 16 Leases from January 1, 2019, but has not restated comparative amounts for the 2018 reporting period, as permitted under the specific transition provision in the standard. The reclassifications and the adjustments arising from IFRS 16 Leases are therefore recognized in the opening balance sheet on January 1, 2019.

Lease accounting policy applied until December 31, 2018 is disclosed in Note 2 (x)(iii).

On adoption of IFRS 16 Leases, the Group recognized lease liabilities in relation to leases which had previously been classified as 'operating leases'. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of January 1, 2019. The lessee’s incremental borrowing rates applied to the lease liabilities on January 1, 2019 ranged from 4.35% to 4.90%.

(i)Practical expedients applied

In applying IFRS 16 Leases for the first time, the Group has used the following practical expedients permitted by the standard:

▪	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics,
▪	the accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019 as short-term leases.

The Group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application.

(ii)Measurement of lease liabilities

RMB
Operating lease commitments disclosed as of December 31, 2018	352,794
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	200,867
(Less): short-term leases and low-value leases recognized on a straight-line basis as expense	(2,303)
Lease liabilities recognized as of January 1, 2019	198,564
Of which are:
Current lease liabilities	13,894
Non-current lease liabilities	184,670
198,564

(iii)Measurement of right-of-use assets

Right-of-use assets were measured at the amount equal to the lease liabilities, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as of December 31, 2018.

The recognized right-of-use assets relate to the following types of assets:

	January 1, 2019	December 31, 2019
	RMB	RMB
Land	244,588	239,374
Others	27,381	28,486
Total right-of-use assets	271,969	267,860

(iv)Adjustments recognized in the balance sheet on January 1, 2019

The change in accounting policy affected the following items in the balance sheet on January 1, 2019:

•	right-of-use assets – increase by RMB 271,969
•	lease prepayments – decrease by RMB 64,514
•	prepaid expenses and other current assets – decrease by RMB 766
•	long-term prepayments and other assets – decrease by RMB 8,125
•	lease liabilities – increase by RMB 198,564

(v)Impact on segment disclosures

Segment assets and segment liabilities for December 31, 2019 all increased as a result of the changes in accounting policy. The following segments were affected by the changes in accounting policy:

	Increase in
	Segment assets	Segment liabilities
	RMB	RMB
Exploration and production	79,263	78,041
Refining	32,839	26,094
Marketing and distribution	120,983	62,237
Chemicals	19,124	12,252
Corporate and others	15,651	14,248
	267,860	192,872

Comparative segment information has not been restated. As a consequence, the segment information disclosure for the items noted above is not entirely comparable to the information disclosed for the prior year.

(b) New and amended standards and interpretations not yet adopted by the Group

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2019 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Key assumptions and estimation made by management in the application of IFRS that have significant effect on the consolidated financial statements and the major sources of estimation uncertainty are disclosed in Note 41.